(2) Significant Accounting Policies: Cash Equivalents (Policies) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Policies
Cash Equivalents

Cash Equivalents

The Company has cash in bank accounts that, at times, may exceed federally insured limits.  The Company has not experienced any losses in such accounts.

Cash equivalents consist of investments with original maturities to the Company of three months or less.  The Company had $350,716 and $371,130 of cash deposits in excess of federally insured limits as of September 30, 2012 and 2011, respectively.